Other Gains (Losses) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Share of net income (loss) from investment in associates	$ (293)	$ (509)
Gain (loss) on deemed disposal of significant influence investment	0	(1,239)
Loss on extinguishment of derivative investment	(9,096)	0
Unrealized gain (loss) on derivative investments	(19,951)	12,758
Unrealized gain (loss) on derivative liability	90,263	(19,606)
Unrealized gain (loss) on changes in contingent consideration fair value	(5)	(30)
Gain (loss) on debt modification	0	(396)
Gain (loss) on debt settlement	0	(2,195)
Gain (loss) on disposal of assets held for sale and property, plant and equipment	373	11,119
Government grant income	10,757	32,489
Provisions	(3,372)	(2,077)
Realized loss on repurchase of convertible debt	(19,353)	0
Other gains (losses)	(2,235)	6,133
Total other gains (losses)	$ 47,088	$ 36,447